Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
(6)	Property and Equipment

Property and equipment at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Computers and equipment	$8,799	$10,877
Software and development costs	43,922	54,274
Furniture and fixtures	3,046	3,291
Leasehold improvements	6,752	7,039

	$62,519	$75,481
Less accumulated depreciation and amortization	(43,505)	(50,704)

Property and equipment, net	$19,014	$24,777

During 2010, 2011 and 2012, the Company capitalized software development costs of $5.5 million, $8.3 million and $10.5 million, respectively. Amortization expense related to capitalized software development costs was $5.6 million, $6.0 million, and $6.7 million for 2010, 2011, and 2012 respectively. These costs are included in amortization and change in contingent consideration in the accompanying consolidated statements of operations. At December 31, 2012, the unamortized software development costs included in property and equipment in the accompanying consolidated balance sheet was $18.7 million.

Total depreciation expense, including amortization of internal use software, for the years ended December 31, 2010, 2011 and 2012 was $9.7 million, $9.2 million and $9.7 million, respectively.